UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE                 68137

(Address of principal executive offices) (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:4/30/10

Item 1.  Schedule of Investments.

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 89.3%
		ASSET ALLOCATION - 5.0%
	19,175	PowerShares DB US Dollar Index Bullish Fund *	$ 459,241

		COMMODITY - 4.5%
	4,364	iPath Dow Jones-UBS Copper Subindex Total Return *	197,820
	6,541	PowerShares DB Silver Fund *	216,573
			414,393

		DEBT - 26.6%
	7,744	iShares Barclays 1-3 Year Treasury Bond Fund	646,934
	4,266	iShares Barclays Aggregate Bond Fund	447,674
	4,211	iShares iBoxx Investment Grade Corporate Bond Fund	451,883
	9,248	ProShares Short 20+ Year Treasury *	445,106
	11,248	SPDR Barclays Capital High Yield Bond ETF	452,057
			2,443,654

		EQUITY - 53.2%
	4,764	iShares Dow Jones US Medical Devices Index Fund	285,792
	9,784	iShares Dow Jones US Oil Equipment & Services Index Fund	461,511
	13,865	iShares Dow Jones US Telecommunications Sector Index Fund	282,569
	8,078	iShares MSCI EAFE Index Fund	439,686
	10,780	iShares MSCI Emerging Markets Index Fund	453,299
	5,139	iShares NASDAQ Biotechnology Index Fund *	468,831
	6,788	iShares Russell 2000 Index Fund	485,885
	6,186	Jefferies TR/J CRB Global Commodity Equity Index Fund	258,018
	9,467	Powershares QQQ	466,155
	8,117	SPDR Consumer Discretionary Select Sector SPDR Fund	282,715
	7,932	SPDR Materials Select Sector Fund	269,767
	9,219	SPDR S&P Dividend ETF	463,808
	9,198	SPDR Utilities Select Sector Fund	280,263
			4,898,299

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $8,008,156)	8,215,587

		TOTAL INVESTMENTS - 89.3% (Cost $8,008,156) (a)	$ 8,215,587
		OTHER ASSETS & LIABILITIES - 10.7%	983,608
		TOTAL NET ASSETS - 100.0%	$ 9,199,195

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 255,865
		Unrealized Depreciation:	(48,434)
		Net Unrealized Appreciation:	$ 207,431
*	Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,215,587	$ -	$ -	$ 8,215,587
Total	$ 8,215,587	$ -	$ -	$ 8,215,587

                                                     The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/22/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/22/10